Income Taxes - Schedule of nature and effect of the temporary differences giving rise to the deferred income tax assets (Details) - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset (liability)	$ 0	$ 0
Non-capital loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset (liability)	7,247,214	4,563,405
Investment in subsidiary
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset (liability)	100,013	88,653
Accounts, finance lease, and promissory note receivables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset (liability)	(696,950)	(180,759)
Capital assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset (liability)	223,078	536,535
Right of use assets and lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset (liability)	15,360	17,585
Warranty provision
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset (liability)	268,129	200,496
Convertible debentures
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset (liability)	0	(255,418)
Other carryforward balances
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset (liability)	2,301	(7,150)
Share issue costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset (liability)	748,965	112,060
Unrecognized deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset (liability)	$ (7,908,110)	$ (5,075,407)